Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets at fair value through other comprehensive income		¥ 1,540,921	¥ 1,672,431
Equity investments	[1]	5,000	0
Structured deposits		3,318,407	2,719,811
Foreign exchange options		263	7,468
Total finanical assets		19,002,390	17,048,403
Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income		1,540,921	1,672,431
Equity investments		5,000
Structured deposits		3,318,407	2,719,811
Foreign exchange options		263	7,468
Total finanical assets		4,864,591	4,399,710
Finanical liabilities
Foreign exchange options		799	11,005
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income		0	0
Equity investments		0
Structured deposits		0	0
Foreign exchange options		0	0
Total finanical assets		0	0
Finanical liabilities
Foreign exchange options		0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income		1,540,921	1,672,431
Equity investments		0
Structured deposits		0	0
Foreign exchange options		263	7,468
Total finanical assets		1,541,184	1,679,899
Finanical liabilities
Foreign exchange options		799	11,005
Level 3 of fair value hierarchy [member]
Financial assets
Total finanical assets		3,323,407	2,719,811
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Financial assets at fair value through other comprehensive income		0	0
Equity investments		5,000
Structured deposits		3,318,407	2,719,811
Foreign exchange options		0	0
Total finanical assets		3,323,407	2,719,811
Finanical liabilities
Foreign exchange options		¥ 0	¥ 0

[1]	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co. Ltd to acquire 16.67% of its share.